Leases - Sales Type And Direct Financing Leases Lease Receivable Maturity (Detail) - Factory [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Jan. 31, 2024	Dec. 31, 2023
Lessor, Lease, Description [Line Items]
Within 1 year	¥ 27,602		¥ 20,002
Between 1 and 2 years	16,002		16,001
Between 2 and 3 years	16,002		16,001
Between 3 and 4 years	16,002		16,001
Between 4 and 5 years	16,002		16,001
Thereafter	140,011		156,017
Total minimum lease receivable	231,621		240,023
Less: Unearned income	(45,796)		(51,541)
Unguaranteed residuals	29,998		27,736
Net investment in finance lease	¥ 215,823	¥ 4,477	¥ 216,218